DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIO

                                  ------------

                                DWS Balanced VIP

The following information replaces paragraphs 7 through 10 in "The Portfolio's Main Investment Strategy" section of the prospectuses.

Growth Stocks. In choosing these securities, the investment advisor primarily invests in US companies that it believes offer the potential for sustainable growth of revenue or earnings and whose market values appear reasonable in light of their business prospects.

Value Stocks. When selecting value stocks, the investment advisor begins by screening for stocks whose performance potential appears to be attractive. The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

Small Company Stocks. In selecting stocks of small companies, in addition to analyzing standard measures of performance potential, the investment advisor also looks for factors that may signal a rebound for a company, whether through a recovery in its markets, a change in business strategy or other factors. The managers use quantitative stock techniques and fundamental equity analysis to evaluate each company's stock price relative to the company's earnings, operating trends, market outlook and other measures of performance potential.

The following information replaces similar disclosure in the "Performance" section of the portfolio's Class A prospectus.

Average Annual Total Returns (%) as of 12/31/2005

                                   1 Year         5 Years           10 Years
--------------------------------------------------------------------------------
Portfolio -- Class A                4.30            0.91            6.55
--------------------------------------------------------------------------------
Index 1                             4.91            0.54            9.07
--------------------------------------------------------------------------------
Index 2                             6.27            1.07            7.38
--------------------------------------------------------------------------------
Index 3                             2.43            5.87            6.16
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Index 3: The Lehman Brothers Aggregate Bond Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Total returns would have been lower if operating expenses hadn't been reduced.

On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the portfolio's benchmark index for equity investment because the advisor believes that it more accurately reflects the portfolio's investment strategy.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

The following information replaces similar disclosure in the "Performance" section of the portfolio's Class B prospectus.

Average Annual Total Returns (%) as of 12/31/2005

                                    1 Year         5 Years            10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B                  3.90           0.59               6.25
--------------------------------------------------------------------------------
Index 1                               4.91           0.54               9.07
--------------------------------------------------------------------------------
Index 2                               6.27           1.07               7.38
--------------------------------------------------------------------------------
Index 3                               2.43           5.87               6.16
--------------------------------------------------------------------------------



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

January 23, 2007
VS2-BAL

Index 1: Standard & Poor's 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Russell 1000 Index is an unmanaged capitalization-weighted price-only index composed of the largest capitalized US companies whose common stocks are traded in the United States.

Index 3: The Lehman Brothers Aggregate Bond Index is an unmanaged, market value-weighted measure of treasury issues, corporate bond issues and mortgage securities.

Total returns would have been lower if operating expenses hadn't been reduced.

On January 23, 2007, the Russell 1000 Index replaced the S&P 500 as the portfolio's benchmark index for equity investments because the advisor believes that it more accurately reflects the portfolio's investment strategy.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

The following information revises similar disclosure for the above portfolio in "The Portfolio Managers" section of the prospectuses.

The following people handle the day-to-day management of the portfolio.

William Chepolis, CFA                     Robert Wang
Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
Management and Portfolio Manager of       Management and Portfolio Manager of
the portfolio.                            the portfolio.
o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
    in 1998 after 13 years of                 in 1995 as portfolio manager for
    experience as vice president and          asset allocation after 13 years
    portfolio manager for Norwest             of experience of trading fixed
    Bank, where he managed the bank's         income, foreign exchange and
    fixed income and foreign exchange         derivative products at J.P.
    portfolios.                               Morgan.
o   Portfolio Manager for Retail          o   Global Head of Quantitative
    Mortgage Backed Securities: New           Strategies Portfolio Management:
    York.                                     New York.
o   Joined the portfolio in 2005.         o   Joined the portfolio in 2005.
o   BIS, University of Minnesota.         o   BS, The Wharton School,
                                              University of Pennsylvania.
Matthew F. MacDonald
Director of Deutsche Asset Management     Jin Chen, CFA
and Portfolio Manager of the portfolio.   Director of Deutsche Asset
o   Joined Deutsche Asset Management      Management and Portfolio Manager
    and the portfolio in 2006 after 14    of the portfolio.
    years of fixed income experience      o   Senior portfolio manager for
    at Bank of America Global                 Global Strategies: New York.
    Structured Products and PPM           o   Joined Deutsche Asset Management
    America, Inc., where he was               in 1999; prior to that, served
    portfolio manager for public fixed        as portfolio manager for
    income, including MBS, ABS, CDOs          Absolute Return Strategies and
    and corporate bonds; earlier, as          as a fundamental equity analyst
    an analyst for MBS, ABS and money         and portfolio manager for Thomas
    markets; and originally, at Duff &        White Asset Management.
    Phelps Credit Rating Company.         o   Joined the portfolio in 2007.
o   Portfolio Manager for Retail          o   BS, Nanjing University; MS,
    Mortgage Backed Securities: New           Michigan State University.
    York.
o   BA, Harvard University; MBA,          Julie Abbett
    University of Chicago Graduate        Director of Deutsche Asset
    School of Business.                   Management and Portfolio Manager
                                          of the portfolio.
Inna Okounkova                            o   Senior portfolio manager for
Director of Deutsche Asset Management         Global Quantitative Equity: New
and Portfolio Manager of the portfolio.       York.
o   Lead portfolio manager for Asset      o   Joined Deutsche Asset Management
    Allocation strategies: New York.          in 2000 after four years of
o   Joined Deutsche Asset Management          combined experience as a
    in 1999 as quantitative analyst,          consultant with equity trading
    becoming associate portfolio              services for BARRA, Inc. and a
    manager in 2001.                          product developer for FactSet
o   Joined the portfolio in 2005.             Research.
o   BS, MS, Moscow State University;      o   Joined the portfolio in 2007.
    MBA, University of Chicago            o   BA, University of Connecticut.
    Graduate School of Business.
                                          Thomas Picciochi
Gary Sullivan, CFA                        Director of Deutsche Asset
Director of Deutsche Asset Management     Management and Portfolio Manager
and Portfolio Manager of the portfolio.   of the portfolio.
o   Joined Deutsche Asset Management      o   Senior portfolio manager for
    in 1996 and the portfolio in 2006.        Quantitative strategies: New
    Served as head of the High Yield          York.
    group in Europe and as an Emerging    o   Joined Deutsche Asset Management
    Markets portfolio manager.                in 1999, formerly serving as
o   Prior to that, four years at              portfolio manager for Absolute
    Citicorp as a research analyst and        Return Strategies, after 13
    structurer of collateralized              years of experience in various
    mortgage obligations. Prior to            research and analysis positions
    Citicorp, served as an officer in         at State Street Global Advisors,
    the US Army from 1988 to 1991.            FPL Energy, Barnett Bank, Trade
o   BS, United States Military Academy        Finance Corporation and Reserve
    (West Point); MBA, New York               Financial Management.
    University, Stern School of           o   Joined the portfolio in 2007.
    Business.                             o   BA and MBA, University of Miami.

Julie M. Van Cleave, CFA
Managing Director of Deutsche Asset
Management and Portfolio Manager of
the portfolio.
o   Joined Deutsche Asset Management
    and the portfolio in 2002.
o   Head of Large Cap Growth Portfolio
    Selection Team.
o   Previous experience includes 18
    years of investment industry
    experience at Mason Street
    Advisors, as Managing Director and
    team leader for the large cap
    investment team.
o   BBA, MBA, University of Wisconsin
    - Madison.



               Please Retain This Supplement for Future Reference



January 23, 2007
VS2-BAL